Subsequent Events - Additional Information (Detail) (Subsequent Event, NetSpend Holdings Inc, USD $)	Feb. 19, 2013
Subsequent Event | NetSpend Holdings Inc
Subsequent Event [Line Items]
Cash paid for business acquisition	$ 1,400,000,000
Per share cash amount paid to NetSpend shareholders	$ 16.00
Business acquisition financing, indebtedness	1,300,000,000
Bridge term loan facility to finance the acquisition	$ 1,200,000,000